UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
CAPITAL AND INCOME PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited)	September 30, 2007

Shares	Security	Value

COMMON STOCKS — 76.4%
CONSUMER DISCRETIONARY — 9.9%
Hotels, Restaurants & Leisure — 0.5%
15,500	Las Vegas Sands Corp. *	$2,068,010

Media — 6.8%
95,850	E.W. Scripps Co., Class A Shares	4,025,700
93,922	Liberty Media Holding Corp., Capital Group, Series A Shares *	11,724,283
428,900	Time Warner Inc.	7,874,604
402,300	Warner Music Group Corp.	4,063,230

	Total Media	27,687,817

Multiline Retail — 1.7%
111,300	Target Corp.	7,075,341

Specialty Retail — 0.9%
131,300	TJX Cos. Inc.	3,816,891

	TOTAL CONSUMER DISCRETIONARY	40,648,059

CONSUMER STAPLES — 2.5%
Tobacco — 2.5%
146,200	Altria Group Inc.	10,165,286

ENERGY — 15.1%
Energy Equipment & Services — 5.6%
36,300	Diamond Offshore Drilling Inc.	4,112,427
212,200	Halliburton Co.	8,148,480
69,590	SEACOR Holdings Inc. *	6,618,009
36,500	Transocean Inc. *	4,126,325

	Total Energy Equipment & Services	23,005,241

Oil, Gas & Consumable Fuels — 9.5%
95,365	Anadarko Petroleum Corp.	5,125,869
267,590	Crosstex Energy Inc.	10,144,337
25,530	Devon Energy Corp.	2,124,096
105,300	Newfield Exploration Co. *	5,071,248
54,900	Southwestern Energy Co. *	2,297,565
67,900	Teekay Shipping Corp.	3,993,199
91,700	Total SA, ADR	7,430,451
35,800	Valero Energy Corp.	2,405,044

	Total Oil, Gas & Consumable Fuels	38,591,809

	TOTAL ENERGY	61,597,050

FINANCIALS — 12.9%
Capital Markets — 4.6%
328,170	Invesco PLC, ADR	8,959,041
188,300	UBS AG	10,026,975

	Total Capital Markets	18,986,016

Consumer Finance — 2.8%
190,635	American Express Co.	11,318,000

Insurance — 5.5%
107,100	AFLAC Inc.	6,108,984
121,570	American International Group Inc.	8,224,211
474,350	Fidelity National Financial Inc., Class A Shares	8,291,638

	Total Insurance	22,624,833

	TOTAL FINANCIALS	52,928,849

HEALTH CARE — 6.1%
Health Care Equipment & Supplies — 1.8%
131,900	Medtronic Inc.	7,440,479

Health Care Providers & Services — 2.7%
108,970	Quest Diagnostics Inc.	6,295,197
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Health Care Providers & Services — 2.7% (continued)
100,880	UnitedHealth Group Inc.	$4,885,618

	Total Health Care Providers & Services	11,180,815

Pharmaceuticals — 1.6%
95,500	Johnson & Johnson	6,274,350

	TOTAL HEALTH CARE	24,895,644

INDUSTRIALS — 12.6%
Aerospace & Defense — 4.5%
31,140	Alliant Techsystems Inc. *	3,403,602
63,060	L-3 Communications Holdings Inc.	6,440,948
108,300	United Technologies Corp.	8,715,984

	Total Aerospace & Defense	18,560,534

Building Products — 1.0%
201,000	Assa Abloy AB	4,151,578

Commercial Services & Supplies — 2.2%
271,210	Covanta Holding Corp. *	6,647,357
69,500	Monster Worldwide Inc. *	2,367,170

	Total Commercial Services & Supplies	9,014,527

Industrial Conglomerates — 2.9%
285,810	General Electric Co.	11,832,534

Machinery — 2.0%
157,700	Dover Corp.	8,034,815

	TOTAL INDUSTRIALS	51,593,988

INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 5.4%
249,610	Cisco Systems Inc. *	8,264,587
255,500	Corning Inc.	6,298,075
174,700	QUALCOMM Inc.	7,382,822

	Total Communications Equipment	21,945,484

Computers & Peripherals — 2.1%
411,100	EMC Corp. *	8,550,880

Internet Software & Services — 3.0%
35,900	Equinix Inc. *	3,183,971
269,300	VeriSign Inc. *	9,086,182

	Total Internet Software & Services	12,270,153

IT Services — 1.0%
115,490	Hewitt Associates Inc., Class A Shares *	4,047,925

Software — 1.5%
294,000	Oracle Corp. *	6,365,100

	TOTAL INFORMATION TECHNOLOGY	53,179,542

TELECOMMUNICATION SERVICES — 2.5%
Wireless Telecommunication Services — 2.5%
129,100	Crown Castle International Corp. *	5,245,333
144,400	SBA Communications Corp., Class A *	5,094,432

	TOTAL TELECOMMUNICATION SERVICES	10,339,765

UTILITIES — 1.8%
Gas Utilities — 1.8%
158,920	National Fuel Gas Co.	7,439,045

	TOTAL COMMON STOCKS
	(Cost -- $300,387,209)	312,787,228

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
Thrifts & Mortgage Finance — 0.0%
	Federal National Mortgage Association (FNMA), 7.000% (a)
300	(Cost - $15,960)	$15,712

Face
Amount

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.2%
$500,000	ARG Funding Corp., 4.290% due 4/20/11 (b)	490,610
247,084	Susquehanna Auto Lease Trust, 4.430% due 6/16/08 (b)	246,971

	Total Automobiles	737,581

Home Equity — 0.2%
	ACE Securities Corp.:
154,332	5.621% due 11/25/33 (a)	151,418
108,347	5.301% due 1/25/36 (a)	76,572
29,893	Argent Securities Inc., 5.239% due 5/25/36 (a)	29,861
18,444	Bayview Financial Acquisition Trust, 5.239% due 4/28/36 (a)	18,434
108,942	Credit Suisse Mortgage Capital Certificates, 5.391% due 5/25/36 (a)(b)	101,316
140,390	GSAMP Trust, 5.241% due 5/25/46 (a)(b)	126,357
167,670	GSRPM Mortgage Loan Trust, 5.431% due 3/25/35 (a)(b)	159,302
45,837	IXIS Real Estate Capital Trust, 5.191% due 8/25/36 (a)	45,743
126,985	Lehman XS Trust, 5.201% due 8/25/46 (a)	125,687
123,907	RAAC, 5.401% due 5/25/36 (a)(b)	121,090
131,916	Renaissance Home Equity Loan Trust, 7.031% due 3/25/34 (a)	119,869

	Total Home Equity	1,075,649

	TOTAL ASSET-BACKED SECURITIES
	(Cost -- $1,906,273)	1,813,230

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
73,557	American Home Mortgage Investment Trust, 5.211% due 6/25/46 (a)	73,151
210,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45 (a)	208,682
156,496	Banc of America Funding Corp., 5.704% due 9/20/46 (a)	157,613
160,578	Banc of America Mortgage Securities, 4.802% due 9/25/35 (a)	158,174
	Countrywide Alternative Loan Trust:
150,259	5.826% due 11/20/35 (a)	147,168
94,820	5.341% due 6/25/46 (a)	93,503
138,456	5.341% due 7/25/46 (a)	136,098
210,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39 (a)	211,017
130,986	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.975% due 8/25/35 (a)	130,106
	Downey Savings & Loan Association Mortgage Loan Trust:
115,391	5.713% due 3/19/45 (a)	112,878
112,705	5.903% due 3/19/46 (a)	110,557
112,675	5.903% due 3/19/47 (a)	110,527
166,694	GSR Mortgage Loan Trust, 4.938% due 10/25/35 (a)	166,830
	Harborview Mortgage Loan Trust:
50,617	5.903% due 11/19/34 (a)	50,557
144,032	5.853% due 1/19/35 (a)	141,372
142,732	5.753% due 1/19/36 (a)	139,726
133,040	IMPAC Secured Assets Corp., 5.451% due 3/25/36 (a)	130,656
	Indymac Index Mortgage Loan Trust:
20,911	5.561% due 8/25/34 (a)	20,579
104,985	5.326% due 3/25/35 (a)	104,719
143,925	5.331% due 6/25/47 (a)	140,584
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

$210,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.814% due 6/12/43 (a)	$214,441
125,953	Luminent Mortgage Trust, 5.321% due 5/25/46 (a)	122,609
155,400	MASTR Adjustable Rate Mortgage Trust, 5.341% due 4/25/46 (a)	152,353
25,548	MASTR ARM Trust, 5.247% due 12/25/34 (a)	25,863
41,420	MASTR Seasoned Securities Trust, 6.263% due 10/25/32 (a)	41,652
40,732	Sequoia Mortgage Trust, 5.816% due 1/20/34 (a)	40,484
	Structured Adjustable Rate Mortgage Loan Trust:
214,505	4.920% due 3/25/34 (a)	216,758
98,749	5.198% due 1/25/35 (a)	98,633
	Structured Asset Mortgage Investments Inc.:
140,892	5.311% due 7/25/36 (a)	137,008
166,058	5.341% due 8/25/36 (a)	163,542
164,935	5.341% due 5/25/46 (a)	162,271
	Thornburg Mortgage Securities Trust:
328,155	6.228% due 9/25/37 (a)	325,130
357,779	6.240% due 9/25/37 (a)	358,897
175,866	5.331% due 12/25/45 (a)	175,208
263,384	5.301% due 1/25/46 (a)	262,142
	Washington Mutual Inc.:
199,033	5.401% due 12/25/45 (a)	194,781
98,959	5.421% due 12/25/45 (a)	97,123
	Washington Mutual Mortgage Pass-Through Certificates:
87,407	5.503% due 9/25/36 (a)	87,298
180,330	5.633% due 12/25/36 (a)	180,909
71,900	Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36 (a)	71,424
98,647	Zuni Mortgage Loan Trust, 5.261% due 8/25/36 (a)	97,912

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost -- $5,795,802)	5,770,935

CORPORATE BONDS & NOTES — 7.8%
Aerospace & Defense — 0.1%
50,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	49,625
	Hawker Beechcraft Acquisition Co.:
10,000	Senior Notes, 8.875% due 4/1/15 (b)(d)	10,100
170,000	Senior Subordinated Notes, 9.750% due 4/1/17 (b)	174,250

	Total Aerospace & Defense	233,975

Airlines — 0.1%
10,000	Continental Airlines Inc., Notes, 8.750% due 12/1/11	9,650
200,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	210,000

	Total Airlines	219,650

Auto Components — 0.1%
25,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	20,500
285,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	252,225

	Total Auto Components	272,725

Automobiles — 0.2%
90,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	89,029
210,000	Ford Motor Co., Notes, 7.450% due 7/16/31	165,900
	General Motors Corp., Senior Debentures:
100,000	8.250% due 7/15/23	88,000
640,000	8.375% due 7/15/33 (c)	564,000

	Total Automobiles	906,929

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Building Products — 0.1%
	Associated Materials Inc.:
$290,000	Senior Discount Notes, step bond to yield 15.383% due 3/1/14	$184,150
50,000	Senior Subordinated Notes, 9.750% due 4/15/12	51,000
55,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield
	10.650% due 3/1/14	34,100

	Total Building Products	269,250

Capital Markets — 0.2%
40,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	37,826
30,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	30,331
	E*TRADE Financial Corp., Senior Notes:
90,000	7.375% due 9/15/13	84,600
20,000	7.875% due 12/1/15	18,600
60,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	59,174
110,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (b)	111,192
10,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes,
	5.857% due 5/31/12 (a)(e)	9,537
	Lehman Brothers Holdings Inc.:
40,000	5.250% due 2/6/12	39,209
50,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14	50,268
	Morgan Stanley:
10,000	Medium-Term Notes, 5.810% due 10/18/16 (a)	9,584
250,000	Subordinated Notes, 4.750% due 4/1/14	235,152

	Total Capital Markets	685,473

Chemicals — 0.0%
155,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	142,600
5,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	5,350

	Total Chemicals	147,950

Commercial Banks — 0.4%
250,000	First Data Corp., 7.960% due 10/15/14 (a)(f)	240,000
	Glitnir Banki HF:
100,000	Notes, 6.375% due 9/25/12 (b)	100,340
100,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)	102,284
40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (a)(b)(e)	38,535
200,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	187,891
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(e)	150,748
50,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)	50,682
110,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(e)	102,161
70,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	63,705
	TuranAlem Finance BV, Bonds:
310,000	8.250% due 1/22/37 (b)	271,250
140,000	8.250% due 1/22/37 (b)	118,650
120,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	117,773
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	92,067

	Total Commercial Banks	1,636,086

Commercial Services & Supplies — 0.1%
155,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	155,775
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Commercial Services & Supplies — 0.1% (continued)
$175,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	$182,000
130,000	Rental Services Corp., 9.500% due 12/1/14	124,800
70,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	72,720

	Total Commercial Services & Supplies	535,295

Consumer Finance — 0.8%
	Ford Motor Credit Co.:
70,000	Notes, 7.375% due 10/28/09	68,671
	Senior Notes:
400,000	5.800% due 1/12/09 (c)	386,461
1,055,000	9.875% due 8/10/11	1,069,420
100,000	8.000% due 12/15/16	93,698
	General Motors Acceptance Corp.:
700,000	Bonds, 8.000% due 11/1/31	688,563
30,000	Medium-Term Notes, 4.375% due 12/10/07	29,855
	Notes:
10,000	5.125% due 5/9/08	9,922
200,000	5.625% due 5/15/09	194,784
340,000	7.250% due 3/2/11 (c)	329,845
470,000	6.875% due 9/15/11 (c)	447,660
20,000	Senior Notes, 5.850% due 1/14/09	19,581

	Total Consumer Finance	3,338,460

Containers & Packaging — 0.1%
	Graham Packaging Co. Inc.:
50,000	8.500% due 10/15/12	49,875
100,000	Senior Subordinated Notes, 9.875% due 10/15/14	99,500
145,000	Graphic Packaging International Corp., Senior Subordinated Notes,
	9.500% due 8/15/13	149,713
15,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	15,600
155,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	153,062

	Total Containers & Packaging	467,750

Diversified Consumer Services — 0.1%
185,000	Education Management LLC/Education Management Finance Corp., Senior
	Subordinated Notes, 10.250% due 6/1/16
		192,400

Diversified Financial Services — 0.6%
130,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield
	10.335% due 10/1/12	116,350
40,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)	38,695
101,146	Air 2 US, 8.027% due 10/1/19 (b)	102,663
75,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes,
	8.375% due 8/15/15 (b)	68,812
75,000	Capital One Bank, Notes, 5.750% due 9/15/10	75,811
50,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	49,000
125,000	Countrywide Home Loans Inc., Medium-Term Notes,
	4.125% due 9/15/09	114,938
100,000	El Paso Performance-Linked Trust Certificates, Notes,
	7.750% due 7/15/11 (b)	103,229
40,000	European Investment Bank, 4.625% due 3/21/12	39,892
100,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (a)(b)	96,120
200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (c)	214,772
225,000	International Lease Finance Corp., Medium-Term Notes,
	4.375% due 11/1/09 (c)	223,234
225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13 (c)	228,430
100,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15 (c)	101,125
5,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	4,725
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Diversified Financial Services — 0.6% (continued)
	Residential Capital LLC, Senior Notes:
$20,000	7.460% due 4/17/09 (a)	$17,025
50,000	7.595% due 5/22/09 (a)	42,562
590,000	7.000% due 2/22/11	481,192
100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a)(b)(e)	92,969
6,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	6,285
30,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (b)	28,125
65,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	63,375

	Total Diversified Financial Services	2,309,329

Diversified Telecommunication Services — 0.8%
210,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	184,800
135,000	Citizens Communications Co., 7.050% due 10/1/46	111,038
75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	74,237
	Hawaiian Telcom Communications Inc.:
70,000	Senior Notes, 10.860% due 5/1/13 (a)	71,225
30,000	Senior Subordinated Notes, 12.500% due 5/1/15	32,550
	Intelsat Bermuda Ltd.:
180,000	9.250% due 6/15/16 (c)	187,650
215,000	Senior Notes, 11.250% due 6/15/16 (c)	231,394
50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	53,817
350,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15 (c)	345,625
230,000	Level 3 Financing Inc., 9.250% due 11/1/14 (c)	227,700
125,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)(c)	132,500
60,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (b)	60,300
	Qwest Corp.:
355,000	Notes, 8.944% due 6/15/13 (a)	380,737
40,000	Senior Notes, 7.500% due 10/1/14	41,800
130,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	123,610
250,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	258,884
	Virgin Media Finance PLC, Senior Notes:
40,000	8.750% due 4/15/14	41,200
160,000	9.125% due 8/15/16	166,800
	Windstream Corp.:
290,000	8.125% due 8/1/13	306,675
245,000	Senior Notes, 8.625% due 8/1/16	262,456

	Total Diversified Telecommunication Services	3,294,998

Electric Utilities — 0.1%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	71,035
30,000	Exelon Corp., Bonds, 5.625% due 6/15/35	26,952
	FirstEnergy Corp., Notes:
40,000	6.450% due 11/15/11	41,392
90,000	7.375% due 11/15/31	98,779
40,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	44,000
45,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	44,338

	Total Electric Utilities	326,496

Electronic Equipment & Instruments — 0.0%
75,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15 (c)	70,125

Energy Equipment & Services — 0.0%
160,000	Complete Production Services Inc., 8.000% due 12/15/16	159,000
5,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	5,150
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Energy Equipment & Services — 0.0% (continued)
$10,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (b)	$9,782

	Total Energy Equipment & Services	173,932

Gas Utilities — 0.1%
210,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	205,800

Health Care Equipment & Supplies — 0.0%
55,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	50,875

Health Care Providers & Services — 0.4%
60,000	Cardinal Health Inc., 5.850% due 12/15/17	59,292
210,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (b)	216,825
	DaVita Inc.:
20,000	Senior Notes, 6.625% due 3/15/13	19,950
180,000	Senior Subordinated Notes, 7.250% due 3/15/15	181,350
	HCA Inc.:
30,000	Notes, 6.375% due 1/15/15	25,650
145,000	Senior Notes, 6.500% due 2/15/16	123,975
	Senior Secured Notes:
10,000	9.250% due 11/15/16 (b)	10,650
377,000	9.625% due 11/15/16 (b)(c)(d)	403,390
	Tenet Healthcare Corp., Senior Notes:
110,000	6.375% due 12/1/11	96,800
250,000	9.875% due 7/1/14	230,000
5,000	6.875% due 11/15/31	3,763
	Universal Hospital Services Inc., Secured Notes:
25,000	8.500% due 6/1/15 (b)(d)	24,875
30,000	8.759% due 6/1/15 (a)(b)	30,000
140,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)(d)	125,300

	Total Health Care Providers & Services	1,551,820

Hotels, Restaurants & Leisure — 0.2%
120,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	84,600
55,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	56,925
50,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (b)	47,125
57,000	Inn of the Mountain Gods Resort & Casino, Senior Notes,
	12.000% due 11/15/10	60,420
	MGM MIRAGE Inc.:
	Senior Notes:
150,000	7.500% due 6/1/16	149,813
25,000	7.625% due 1/15/17	24,875
34,882	Senior Subordinated Notes, 9.375% due 2/15/10	36,713
70,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	64,050
130,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	129,350

	Total Hotels, Restaurants & Leisure	653,871

Household Durables — 0.1%
100,000	Centex Corp., Notes, 4.750% due 1/15/08	99,153
100,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	97,250
30,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	24,900
20,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
	9.000% due 11/1/11	20,200
50,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield
	9.485% due 9/1/12	45,000

	Total Household Durables	286,503

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Independent Power Producers & Energy Traders — 0.3%
	AES Corp.:
	Senior Notes:
$31,000	8.875% due 2/15/11	$32,511
300,000	7.750% due 3/1/14	306,000
150,000	Senior Secured Notes, 9.000% due 5/15/15 (b)	158,250
200,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (b)	192,250
40,000	Edison Mission Energy, Senior Notes, 7.200% due 5/15/19 (b)	39,600
200,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (c)	204,000
340,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16 (c)	341,700
	TXU Corp., Senior Notes:
80,000	5.550% due 11/15/14	64,921
75,000	6.550% due 11/15/34	59,195

	Total Independent Power Producers & Energy Traders	1,398,427

Industrial Conglomerates — 0.0%
140,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	141,498

Insurance — 0.0%
60,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	57,234
80,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	77,484

	Total Insurance	134,718

Internet & Catalog Retail — 0.0%
20,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	19,100

IT Services — 0.1%
70,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	71,300
235,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	246,750

	Total IT Services	318,050

Media — 0.8%
205,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	216,275
20,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	21,400
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
65,000	Senior Accreting Notes, 12.125% due 1/15/15	61,100
200,000	Senior Notes, 11.750% due 5/15/14	186,000
420,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	427,350
	CCH II LLC/CCH II Capital Corp., Senior Notes:
40,000	10.250% due 9/15/10	41,100
26,000	10.250% due 10/1/13	27,235
50,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	45,868
130,000	CMP Susquehanna Corp., 9.875% due 5/15/14	121,550
125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	140,260
80,000	Comcast Corp., Notes, 6.500% due 1/15/17	82,668
165,000	CSC Holdings Inc., Senior Notes, 8.125% due 7/15/09	168,300
200,000	EchoStar DBS Corp., Senior Notes, 7.000% due 10/1/13 (c)	205,500
120,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	120,300
5,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(b)	5,113
20,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	19,400
130,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (c)	134,444
	R.H. Donnelley Corp.:
80,000	Senior Discount Notes, 6.875% due 1/15/13	76,000
370,000	Senior Notes, 8.875% due 10/15/17 (b)	377,400
40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	47,040
640,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	672,197
120,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (b)	119,100
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Media — 0.8% (continued)
$60,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (b)(d)	$58,800
30,000	XM Satellite Radio Inc., Senior Notes, 9.856% due 5/1/13 (a)	29,775

	Total Media	3,404,175

Metals & Mining — 0.2%
70,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	76,650
235,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (c)	251,450
90,000	Noranda Aluminum Holding Corp., Senior Notes,
	11.146% due 11/15/14 (a)(b)(c)(d)	84,150
140,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (c)	135,800
175,000	Tube City IMS Corp., 9.750% due 2/1/15	171,938
106,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	109,738

	Total Metals & Mining	829,726

Multi-Utilities — 0.0%
70,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	70,321

Multiline Retail — 0.1%
	Dollar General Corp.:
105,000	Senior Notes, 10.625% due 7/15/15 (b)	99,225
110,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)(d)	96,250
	Neiman Marcus Group Inc.:
170,000	Senior Notes, 9.000% due 10/15/15 (c)(d)	181,900
25,000	Senior Subordinated Notes, 10.375% due 10/15/15 (c)	27,375

	Total Multiline Retail	404,750

Office Electronics — 0.0%
20,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	20,506

Oil, Gas & Consumable Fuels — 0.9%
60,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	65,531
40,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	39,684
155,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	158,487
355,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15 (c)	350,119
5,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	5,175
130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	143,393
	El Paso Corp.:
35,000	Medium-Term Notes, 7.800% due 8/1/31	35,710
510,000	Senior Subordinated Notes, 7.000% due 6/15/17 (c)	520,396
250,000	Enterprise Products Operating LP, 7.034% due 1/15/68 (c)	229,413
140,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (c)	140,000
90,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)	89,433
60,000	Hess Corp., Notes, 7.300% due 8/15/31	65,967
135,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (c)	130,275
	Kerr-McGee Corp.:
70,000	6.950% due 7/1/24	72,703
	Notes:
100,000	6.875% due 9/15/11 (c)	105,240
105,000	7.875% due 9/15/31 (c)	121,768
	Kinder Morgan Energy Partners LP:
40,000	6.750% due 3/15/11	41,671
10,000	Senior Notes, 6.300% due 2/1/09	10,136
70,000	Mariner Energy Inc., Senior Notes, 8.000% due 5/15/17 (c)	68,775
105,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16 (c)	109,594
	OPTI Canada Inc., Senior Secured Notes:
130,000	7.875% due 12/15/14 (b)	130,650
70,000	8.250% due 12/15/14 (b)	70,875
56,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	57,987
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 0.9% (continued)
$40,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	$40,508
	Petroplus Finance Ltd.:
75,000	6.750% due 5/1/14 (b)	72,375
60,000	Senior Note, 7.000% due 5/1/17 (b)	57,300
15,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	14,738
175,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	175,437
60,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (b)	58,050
50,000	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	55,438
135,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	130,275
	Williams Cos. Inc.:
65,000	Debentures, 7.500% due 1/15/31	67,762
165,000	Notes, 8.606% due 5/1/09 (a)(b)	167,887
50,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	54,077

	Total Oil, Gas & Consumable Fuels	3,656,829

Paper & Forest Products — 0.2%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
10,000	6.000% due 6/20/13	7,050
145,000	8.375% due 4/1/15	106,212
	Abitibi-Consolidated Inc.:
75,000	Debentures, 7.400% due 4/1/18	51,375
	Notes:
10,000	8.550% due 8/1/10	8,300
20,000	7.750% due 6/15/11	15,500
	Appleton Papers Inc.:
140,000	Senior Notes, 8.125% due 6/15/11	138,950
40,000	Senior Subordinated Notes, 9.750% due 6/15/14	40,100
	NewPage Corp.:
115,000	Senior Secured Notes, 11.606% due 5/1/12 (a)(c)	124,200
15,000	Senior Subordinated Notes, 12.000% due 5/1/13 (c)	16,163
120,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	115,800
20,000	Verso Paper Holdings LLC, 9.125% due 8/1/14	20,700
80,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	83,134

	Total Paper & Forest Products	727,484

Pharmaceuticals — 0.1%
275,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)	232,375
40,000	Wyeth, 5.950% due 4/1/37	38,732

	Total Pharmaceuticals	271,107

Real Estate Investment Trusts (REITs) — 0.0%
75,000	iStar Financial Inc., Senior Notes, 4.875% due 1/15/09	73,393
5,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	4,950

	Total Real Estate Investment Trusts (REITs)	78,343

Real Estate Management & Development — 0.1%
20,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	15,900
275,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (b)	208,313

	Total Real Estate Management & Development	224,213

Road & Rail — 0.2%
30,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	31,575
530,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (c)	575,050
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

Road & Rail — 0.2% (continued)
$190,502	Union Pacific Corp., Pass-Through Certificates, 5.404% due 7/2/25	$191,705

	Total Road & Rail	798,330

Semiconductors & Semiconductor Equipment — 0.0%
15,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	14,550

Software — 0.0%
80,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	70,600

Specialty Retail — 0.0%
135,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	122,175

Textiles, Apparel & Luxury Goods — 0.0%
125,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (c)	131,875

Thrifts & Mortgage Finance — 0.0%
	Countrywide Financial Corp., Medium-Term Notes:
20,000	5.756% due 6/18/08 (a)	19,583
20,000	5.500% due 1/5/09 (a)	18,964

	Total Thrifts & Mortgage Finance	38,547

Tobacco — 0.0%
	Alliance One International Inc., Senior Notes:
50,000	8.500% due 5/15/12 (b)	49,250
30,000	11.000% due 5/15/12	32,025
30,000	Altria Group Inc., Notes, 7.000% due 11/4/13	32,642

	Total Tobacco	113,917

Trading Companies & Distributors — 0.1%
200,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	198,250
150,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (c)	147,000
175,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	177,625

	Total Trading Companies & Distributors	522,875

Transportation Infrastructure — 0.0%
	Saint Acquisition Corp., Secured Notes:
85,000	13.308% due 5/15/15 (a)(b)	58,225
175,000	12.500% due 5/15/17 (b)	118,125

	Total Transportation Infrastructure	176,350

Wireless Telecommunication Services — 0.1%
50,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (b)(c)	51,250
40,000	Nextel Communications Inc., Senior Notes, 6.875% due 10/31/13 (c)	40,195
	Rural Cellular Corp.:
20,000	Senior Notes, 9.875% due 2/1/10	21,000
10,000	Senior Secured Notes, 8.250% due 3/15/12	10,425
80,000	Senior Subordinated Notes, 8.621% due 6/1/13 (a)(b)	82,400
235,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	258,985

	Total Wireless Telecommunication Services	464,255

	TOTAL CORPORATE BONDS & NOTES
	(Cost -- $32,634,931)	31,982,413

MORTGAGE-BACKED SECURITIES — 6.5%
FHLMC — 0.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
248,670	4.367% due 12/1/34 (a)	244,995
262,094	5.120% due 6/1/35 (a)	261,253
600,000	6.126% due 9/1/37 (a)	607,688
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

FHLMC — 0.8% (continued)
$2,117,521	Gold, 6.000% due 7/1/21-2/1/36	$2,139,232

	TOTAL FHLMC	3,253,168

FNMA — 5.5%
	Federal National Mortgage Association (FNMA):
15,482	7.000% due 7/1/15-2/1/29	16,077
248,650	4.500% due 11/1/23	236,276
144,167	6.500% due 6/1/28	148,127
44,316	6.500% due 7/1/28	45,533
22,226	8.000% due 1/1/31	23,433
2,814	7.500% due 3/1/31	2,947
186,689	4.856% due 1/1/35 (a)	186,415
129,604	5.773% due 4/1/35 (a)	132,289
154,922	5.149% due 9/1/35 (a)	155,591
234,470	5.636% due 4/1/36 (a)	235,532
457,479	5.592% due 5/1/36 (a)	459,481
5,000,000	5.000% due 10/11/37-11/13/37 (g)	4,768,594
5,000,000	6.000% due 11/13/37 (g)	5,002,345
11,600,000	5.500% due 11/13/37 (g)	11,355,310

	TOTAL FNMA	22,767,950

GNMA — 0.2%
732,269	Government National Mortgage Association (GNMA), 5.500% due 8/15/21	732,816

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost -- $26,750,110)	26,753,934

SOVEREIGN BONDS — 0.2%
Brazil — 0.0%
64,000	Federative Republic of Brazil, 11.000% due 8/17/40	85,680

Canada — 0.1%
250,000	Province of Ontario, 3.282% due 3/28/08	248,409

Colombia — 0.0%
11,000	Republic of Colombia, 11.750% due 2/25/20	16,170

Mexico — 0.0%
91,000	United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34	99,190

Panama — 0.0%
6,000	Republic of Panama, 9.375% due 4/1/29	8,070

Russia — 0.1%
189,050	Russian Federation, 7.500% due 3/31/30 (b)	211,736

	TOTAL SOVEREIGN BONDS
	(Cost -- $664,104)	669,255

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.0%
U.S. Government Agencies — 1.6%
	Federal Home Loan Bank (FHLB):
40,000	5.400% due 1/2/09	40,000
200,000	Global Bonds, 5.500% due 7/15/36	206,910
5,750,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 3.625% due 9/15/08	5,699,176
	Federal National Mortgage Association (FNMA):
270,000	6.250% due 2/1/11	283,782
10,000	6.000% due 5/15/11	10,508
See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Face
Amount	Security	Value

U.S. Government Agencies — 1.6% (continued)
$80,000	Tennessee Valley Authority, 5.980% due 4/1/36	$88,040

	Total U.S. Government Agencies	6,328,416

U.S. Government Obligation — 1.4%
	U.S. Treasury Bonds:
1,650,000	4.750% due 2/15/37 (c)	1,627,700
250,000	5.000% due 5/15/37 (c)	256,524
4,000,000	U.S. Treasury Notes, 4.000% due 4/15/10 (c)	4,001,564

	Total U.S. Government Obligations	5,885,788

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost -- $12,099,459)	12,214,204

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.8%
73,464	U.S. Treasury Bonds, Inflation Indexed, 2.000% due 1/15/26	70,181
	U.S. Treasury Notes, Inflation Indexed:
98,958	0.875% due 4/15/10 (c)	95,703
566,698	2.375% due 4/15/11 (c)	570,549
2,210,120	2.000% due 7/15/14 (c)	2,180,940
94,454	2.000% due 1/15/16 (c)	92,359
495,091	2.500% due 7/15/16 (c)	504,452

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost -- $3,520,892)	3,514,184

Shares

WARRANT — 0.0%
Communications Equipment — 0.0%
1,239	Lucent Technologies Inc., Expires 12/10/07*
	(Cost - $0)	14

Face
Amount

TERM LOANS — 0.4%
Aerospace & Defense — 0.1%
$500,000	Dubai Aerospace Enterprise, Term Loan, 8.686% due 7/26/08 (c)	500,625

Health Care Providers & Services — 0.1%
250,000	HCA Inc., Term Loan B, 7.448% due 10/15/07 (a)	245,625

Hotels, Restaurants & Leisure — 0.1%
250,000	Aramark Corp., Term Loan, 2.000% due 1/31/14	246,016

Media — 0.0%
250,000	LodgeNet Entertainment Corp., Term Loan B, 7.200% due 10/10/07 (a)	244,375

Multiline Retail — 0.1%
250,000	Neiman Marcus Group Inc., Term Loan B, 7.448% due 10/9/07 (a)	246,819

	TOTAL TERM LOANS
	(Cost -- $1,478,438)	1,483,460

Contracts

PURCHASED OPTIONS — 0.5%
138	Eurodollar Futures, Call @ $94.00, expires 6/16/08	560,625
182	Johnson & Johnson, Call @ $60.00, expires 1/17/09	167,440
61	Johnson & Johnson, Call @ $65.00, expires 1/17/09	36,600
84	Marsh & McLennan Cos. Inc., Call @ $25.00, expires 1/19/08	15,540
604	S&P500 Index, Put @ $1,475.00, expires 11/17/07	1,208,000

	TOTAL PURCHASED OPTIONS
	(Cost -- $2,142,025)	1,988,205

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
(Cost -- $387,395,203)	$398,992,774

Face
Amount	Security

SHORT-TERM INVESTMENTS — 8.0%
U.S. Government Agency — 0.1%
$245,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (c)(h)(i)
	(Cost - $239,272)	240,021

Repurchase Agreement — 7.9%
32,580,000	State Street Bank & Trust Co. dated 9/28/07, 3.520% due 10/1/07; Proceeds at maturity - $32,589,557; (Fully
	collateralized by U.S. Treasury Bond, 4.500% due 5/15/17; Market value - $33,235,313)
	(Cost - $32,580,000) (c)	32,580,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost -- $32,819,272)	32,820,021

	TOTAL INVESTMENTS -- 105.4% (Cost -- $420,214,475#)	431,812,795
	Liabilities in Excess of Other Assets -- (5.4)%	(22,204,143)

	TOTAL NET ASSETS -- 100.0%	$409,608,652

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	All or a portion of this security is segregated for open futures contracts, written options, foreign currency contracts and to-be-announced (“TBA”) securities.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open future contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

MASTR — Mortgage Asset Securitization Transactions Inc.
Schedule of Options Written (unaudited)

	Security	Expiration Date	Strike Price	Value

12	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107	$9,375
	(Premiums received - $11,003)
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Capital and Income Portfolio (formerly known as Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust registered under the 1940 Act.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited)(continued)
(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.
The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$22,433,953
Gross unrealized depreciation	(10,835,633)

Net unrealized appreciation	$11,598,320
At September 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Eurodollar	1	12/07	$237,393	$237,888	$495
Eurodollar	6	3/08	1,426,764	1,432,200	5,436
Eurodollar	2	6/08	474,860	478,125	3,265
German Federal Republic	15	12/07	2,418,801	2,403,126	(15,675)
U.S. Treasury 2-Year Note	13	12/07	2,678,205	2,691,609	13,404
U.S. Treasury 5-Year Note	104	12/07	11,092,770	11,131,250	38,480
U.S. Treasury Long Bond	10	12/07	1,111,464	1,113,437	1,973
					$47,378
Contracts to Sell:
U.S. Treasury 10-Year Notes	4	12/07	$437,886	$437,125	$761

Net Unrealized Gain on Open Futures Contracts					$48,139

At September 30, 2007, the Fund had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain(Loss)
| | | |
Contracts to Buy:
Japanese Yen	16,608,000	$145,107	11/7/07	3,158

Contracts to Sell:
Euro	670,000	$953,505	11/7/07	(10,882)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(7,724)

During the period ended September 30, 2007, written option transactions for the Fund were as follows:

	Number of	Premiums
	Contracts

Options written, outstanding December, 31, 2006	¯	$	¯
Options written	2,134		2,081,085
Options closed	(2,122)		(2,070,082)
Options expired	¯		¯

Options written, outstanding September 30, 2007	12		$11,003

At September 30, 2007, the Fund held TBA securities with a total cost of $21,141,813.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2007